ADOPTION OF NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2022
AdoptiionOf New Accounting Standards [Abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS	ADOPTION OF NEW ACCOUNTING STANDARDS
New Accounting Standards and Interpretations not yet Adopted

IAS 1 - Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to IAS 1 - Presentation of Financial Statements to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. The amendments are effective January 1, 2024 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company does not anticipate any significant impact from these amendments on the financial statements as a result of initial application.

Amendments to IAS 12 and IFRS 1 – Deferred taxes related to assets and liabilities arising from a single transaction

In May 2021, the IASB issued amendments to IAS 12 - Income Taxes, which requires companies to recognize deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. The Company does not expect a material impact from this amendment on the financial statements as a result of the initial application.